Reconciliation of operating profit to headline operating profit	6 Months Ended
Jun. 30, 2022
Reconciliation of operating profit to headline operating profit [Abstract]
Reconciliation of operating profit to headline operating profit
20. Reconciliation of operating profit to headline operating profit

	Six months ended 30 June 2022	Six months ended 30 June 2021
	£m	£m
Operating profit	538.7	483.6
Amortisation and impairment of acquired intangible assets	31.5	30.1
Losses on disposal of investments and subsidiaries	48.1	1.0
Gains on remeasurement of equity interests arising from a change in scope of ownership	(60.4)	—
Litigation settlement	—	21.7
Restructuring and transformation costs	75.3	34.3
Restructuring costs in relation to COVID-19	5.9	19.7
Headline operating profit	639.1	590.4
Headline operating profit is one of the metrics that management uses to assess the performance of the business. Reconciling items in the above table are components of operating profit, which are included in note 4.